EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 29, 2021 plan
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	$ 6,115	$ 0
Expected contributions in 2022	17,700
Contributions to defined contribution plans	15,700	10,600	$ 10,100
Rabbi Trust Plans
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	6,100
Long-term investments	$ 23,400
Pension Plan | Legacy Dole | Rabbi Trust Plans
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan				2
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	6
Company contributions	$ 10,297	3,822
Pension Plan | Ireland
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	2
Pension Plan | UK
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	2
Pension Plan | Netherlands and Canada
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	2
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 1,450	$ 0
Pension Plan | United States | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 300